Cromwell Greenspring Mid Cap Fund
Schedule of Investments
March 31, 2025 (Unaudited)
1
Shares Value
COMMON STOCKS - 97.3%
Aerospace & Defense - 1.1%
Cadre Holdings, Inc. .................................................................. 41,539 $ 1,229,970
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. - Class B .................................................... 6,445 708,886
Banks - 5.3%
OceanFirst Financial Corp. .............................................................. 30,012 510,504
Primis Financial Corp. .................................................................. 236,598 2,311,562
Shore Bancshares, Inc. ................................................................. 124,014 1,679,150
WSFS Financial Corp. .................................................................. 31,930 1,656,209
6,157,425
Beverages - 5.9%
Keurig Dr Pepper, Inc. .................................................................. 3,050 104,371
Primo Brands Corp. .................................................................... 189,582 6,728,265
6,832,636
Broadline Retail - 0.5%
Amazon.com, Inc.
(a)
................................................................... 3,167 602,553
Building Products - 5.3%
Advanced Drainage Systems, Inc. ....................................................... 11,925 1,295,651
Johnson Controls International PLC ...................................................... 59,997 4,806,360
6,102,011
Chemicals - 5.2%
DuPont de Nemours, Inc. ............................................................... 47,262 3,529,526
Minerals Technologies, Inc. ............................................................. 30,438 1,934,944
The Sherwin-Williams Co. ............................................................... 1,629 568,830
6,033,300
Commercial Services & Supplies - 9.9%
Republic Services, Inc. ................................................................ 47,259 11,444,239
Construction & Engineering - 11.8%
EMCOR Group, Inc. .................................................................... 23,577 8,714,767
MYR Group, Inc.
(a)
..................................................................... 43,482 4,917,379
13,632,146
Consumer Staples Distribution & Retail - 1.4%
US Foods Holding Corp.
(a)
............................................................. 24,486 1,602,854
Electric Utilities - 1.1%
NextEra Energy, Inc. .................................................................. 17,728 1,256,738

Cromwell Greenspring Mid Cap Fund
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)
2
Shares Value
COMMON STOCKS - (Continued)
Electrical Equipment - 4.4%
Emerson Electric Co. ................................................................... 14,105 $ 1,546,472
NEXTracker, Inc. - Class A
(a)
............................................................ 48,915 2,061,278
nVent Electric PLC ..................................................................... 20,000 1,048,400
Shoals Technologies Group, Inc. - Class A
(a)
............................................... 134,875 447,785
5,103,935
Electronic Equipment, Instruments & Components - 1.8%
Flex Ltd.
(a)
........................................................................... 61,989 2,050,596
Financial Services - 1.1%
Cannae Holdings, Inc. .................................................................. 30,599 560,880
Visa, Inc. - Class A ..................................................................... 2,018 707,228
1,268,108
Food Products - 0.8%
Darling Ingredients, Inc.
(a)
.............................................................. 29,795 930,796
Health Care Equipment & Supplies - 5.4%
Abbott Laboratories .................................................................... 9,105 1,207,778
Medtronic PLC ........................................................................ 15,043 1,351,764
STERIS PLC .......................................................................... 598 135,537
Teleflex, Inc. .......................................................................... 10,585 1,462,741
Zimmer Biomet Holdings, Inc. ........................................................... 18,451 2,088,284
6,246,104
Hotels, Restaurants & Leisure - 0.9%
Wyndham Hotels & Resorts, Inc. ........................................................ 11,638 1,053,355
Insurance - 5.5%
Chubb Ltd. ............................................................................ 4,232 1,278,022
W.R. Berkley Corp. ..................................................................... 71,415 5,081,891
6,359,913
Interactive Media & Services - 3.5%
Alphabet, Inc. - Class C ................................................................. 12,447 1,944,595
Ziff Davis, Inc.
(a)
....................................................................... 57,042 2,143,638
4,088,233
IT Services - 2.5%
Akamai Technologies, Inc.
(a)
............................................................. 12,931 1,040,946
Amdocs Ltd. .......................................................................... 20,718 1,895,697
2,936,643
Oil, Gas & Consumable Fuels - 3.1%
EOG Resources, Inc. ................................................................... 25,226 3,234,982
Phillips 66 ............................................................................ 2,813 347,350
3,582,332

Cromwell Greenspring Mid Cap Fund
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)
3
Shares Value
COMMON STOCKS - (Continued)
Personal Care Products - 2.1%
Kenvue, Inc. ......................................................................... 102,927 $ 2,468,189
Professional Services - 11.2%
Alight, Inc. - Class A .................................................................... 401,799 2,382,668
Dun & Bradstreet Holdings, Inc. ......................................................... 247,226 2,210,201
KBR, Inc. ............................................................................. 167,616 8,348,953
12,941,822
Software - 1.1%
Blackbaud, Inc.
(a)
..................................................................... 20,279 1,258,312
Technology Hardware, Storage & Peripherals - 0.5%
Pure Storage, Inc. - Class A
(a)
.......................................................... 12,364 547,354
Textiles, Apparel & Luxury Goods - 1.3%
Levi Strauss & Co. - Class A ............................................................ 100,241 1,562,757
Trading Companies & Distributors - 1.7%
Rush Enterprises, Inc. - Class A ......................................................... 17,839 952,781
Rush Enterprises, Inc. - Class B ......................................................... 17,328 979,379
1,932,160
Wireless Telecommunication Services - 2.3%
T-Mobile US, Inc. ..................................................................... 10,012 2,670,301
TOTAL COMMON STOCKS (Cost $58,852,787) ........................................................... 112,603,668
REAL ESTATE INVESTMENT TRUSTS - 1.4%
Residential Real Estate Investment Trusts - 1.4%
American Homes 4 Rent - Class A ...................................................... 42,695 1,614,298
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,149,578) ........................................... 1,614,298
EXCHANGE-TRADED FUNDS - 0.3%
Invesco Solar ETF .................................................................... 11,050 336,583
TOTAL EXCHANGE-TRADED FUNDS (Cost $367,414) .................................................... 336,583
TOTAL INVESTMENTS - 99.0% (Cost $60,369,779) ....................................................... $ 114,554,549
Other Assets in Excess of Liabilities - 1.0% ................................................................ 1,187,554
TOTAL NET ASSETS - 100% ...........................................................................
$ 115,742,103
Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)
Non-income producing security.